Convertible bond - Summary of convertible bonds (Detail) - Convertible bonds [member]	12 Months Ended
Dec. 31, 2019 HKD ($)
Liability component [Member]
Summary of movement of convertible bond [line items]
Beginning balance	$ 0
Convertible bond issued during the year	95,995,690
Ending balance	95,995,690
Derivative Financial Liability [Member]
Summary of movement of convertible bond [line items]
Beginning balance	0
Convertible bond issued during the year	20,813,810
Ending balance	$ 20,813,810